Trade and other receivables, net (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Customers
Foreign		$ 2,052,829	$ 1,366,322
Domestic		1,533,058	1,180,577
Fuel price stabilization fund	[1]	2,256,312	1,203,811
Related parties (Note 31)		23,013	97,730
Industrial services		26,223	60,025
Accounts receivable from employees	[2]	34,461	42,407
Other		173,022	261,829
Total current		6,098,918	4,212,701
Non-current
Accounts receivable from employees	[2]	484,504	425,468
Related parties (Note 31)		154,810	170,121
Fuel price stabilization fund	[1]	77,510	77,510
Other		60,308	56,311
Total non-current		$ 777,132	$ 729,410

[1]	Accounts receivable from the Ministry of Finance and Public Credit, arising from the differences between the international parity price of regular motor gasoline and diesel and the prices charged by the Group, in accordance with Resolution 180522 issued on March 29, 2010, as amended. The Ministry of Finance and Public Credit actually settles the payments.
[2]	Ecopetrol transferred the administration, management and control of loans granted to employees to Cavipetrol (“Corporación de los trabajadores de la Empresa Colombiana de Petróleos Ecopetrol S.A.")